Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets	Details of intangible assets as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Carrying Amount
Software	~~W~~	14,303	~~W~~	(12,069)	~~W~~	2,234
Industrial property rights		859		(527)		332
Other intangible assets		4,546		(3,749)		797
Total	~~W~~	19,708	~~W~~	(16,345)	~~W~~	3,363

	December 31, 2019
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Carrying Amount
Software	~~W~~	12,316	~~W~~	(11,172)	~~W~~	1,144
Industrial property rights		674		(488)		186
Other intangible assets		3,820		(3,433)		387
Total	~~W~~	16,810	~~W~~	(15,093)	~~W~~	1,717

(*) Accumulated amortization includes the amount of accumulated impairment loss.

Summary of Changes In Intangible Assets	Changes in intangible assets for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020
	Software		Industrial property rights		License		Other intangible assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	1,144	~~W~~	186	~~W~~	—	~~W~~	387	~~W~~	1,717
Acquisitions/Capital expenditure		1,986		185		—		725		2,896
Amortization		(897)		(39)		—		(201)		(1,137)
Disposals		—		—		—		—		—
Impairment(*)		—		—		—		(115)		(115)
Foreign exchange differences		1		—		—		1		2
Ending balance	~~W~~	2,234	~~W~~	332	~~W~~	—	~~W~~	797	~~W~~	3,363

(*) The Group recognized Korean Won 115 million of impairment loss as carrying amount of the other intangible assets exceeded recoverable amount as of December 31, 2020.

	2019
	Software		Industrial property rights			License		Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	~~W~~	991	~~W~~	72	~~W~~	57	~~W~~	43	~~W~~	1,163
Acquisitions		951		153		—		410		1,514
Amortization		(807)		(27)		(5)		(66)		(905)
Disposals		(8)		(12)		—		—		(20)
Impairment(*)		—		—		(52)		—		(52)
Foreign exchange differences		17		—		—		—		17
Ending balance	~~W~~	1,144	~~W~~	186	~~W~~	—	~~W~~	387	~~W~~	1,717

(*) The Group recognized Korean Won 52 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2019.

	2018
	Software		Industrial property rights			License		Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	~~W~~	64	~~W~~	77	~~W~~	843	~~W~~	52	~~W~~	1,036
Acquisitions		1,523		16		78		—		1,617
Amortization		(597)		(21)		(241)		(9)		(868)
Disposals		—		—		—		—		—
Impairment(*)		—		—		(623)		—		(623)
Foreign exchange differences		1		—		—		—		1
Ending balance	~~W~~	991	~~W~~	72	~~W~~	57	~~W~~	43	~~W~~	1,163

(*) The Group recognized Korean Won 623 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2018.

Summary of Classification of Amortization in Statements of Comprehensive Income	Classification of amortization in the statements of comprehensive income for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
	(In millions of Korean won)
Cost of revenues	~~W~~	479	~~W~~	101	~~W~~	251
Selling, general and administrative expenses		597		745		581
Research and development		61		59		36
Total	~~W~~	1,137	~~W~~	905	~~W~~	868